Financial Instruments Per Category - Summary of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Short-term investments	$ 0	$ 249,937,000
Level 2
Financial assets
Short-term investments		249,937,000
Total financial assets		$ 249,937,000
Financial liabilities
Derivatives (part of other non-current liabilities)	316,000
Total financial liabilities	$ 316,000